SEC File Number: 000-55270

CUSIP Number: 33852X107

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one):

  X . Form 10-K         .  Form 20-F         .  Form 11-K         .  Form 10-Q         .  Form 10D         .  Form N-SAR         .  Form N-CSR

For period ended: March 31, 2016

      . Transition Report on Form 10-K

      . Transition Report on Form 20-F

      . Transition Report on Form 11-K

      . Transition Report on Form 10-Q

      . Transition Report on Form N-SAR

For the transition period ended _______________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: __________________________________________________________________________________________________________

PART I

REGISTRANT INFORMATION

Full Name of Registrant:	FLASR, Inc.

Former Name if Applicable:	Language Arts Corp.

Address of Principal Executive Office (Street and Number):	1075 Peachtree Street NE, Suite 3650

City, State and Zip Code:	Atlanta, Georgia 30309

PART II

RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate.)

X .	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III

NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report of portion thereof, could not be filed within the prescribed time period.

The Registrant is unable to complete the preparation of its Annual Report on Form 10-K for the year ended March 31, 2016 within the prescribed time period because it experienced unforeseen delays in the collection and compilation of certain financial and other related data to be included in the report and the associated audited financial statements and notes. This information relates to recent corporate restructuring of its debt and equity and could not have been obtained without unreasonable effort or expense to the Registrant.  The Registrant is working diligently to finalize this data and anticipates filing its Annual Report on Form 10-K for the year ended March 31, 2016 within 60 days.

PART IV

OTHER INFORMATION

(1)  Name and telephone number of person to contact in regard to this notification

Everett Dickson	(404)	965-3761
(Name)	(Area Code)	(Telephone Number)

(2)  Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If the answer is no, identify report(s).

   X . Yes        . No

(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

       . Yes    X . No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

FLASR, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date July 6, 2016

By: /s/ Everett Dickson

Name:  Everett Dickson

Title:    President and Chief Executive Officer

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations (see 18 U.S.C. 1001).